Undaudited Condensed Consolidated Interim Statements Of Financial Position - MXN ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 41,535,969	$ 39,989,781
Customers	97,934,559	68,382,413
Other financing receivable	39,738,861	31,615,623
Other non-financing receivable	112,743,372	89,789,428
Inventories	83,141,990	52,605,661
Current portion of the Government Bonds	15,973,436	18,036,557
Derivative financial instruments	18,625,086	25,947,993
Other current assets	1,486,420	3,492,283
Total current assets	411,179,693	329,859,739
Non-current assets:
Investments in joint ventures and associates	8,617,412	12,015,129
Wells, pipelines, properties, plant and equipment, net	1,303,450,733	1,276,129,521
Rights of use	56,970,930	59,195,257
Long-term notes receivable, net of current portion	858,648	886,827
Long-term portion of the Government Bonds	110,783,999	111,512,962
Deferred income taxes and duties	85,128,031	108,529,199
Intangible assets, net	23,003,774	22,775,784
Other assets	37,026,758	7,583,510
Total non-current assets	1,625,840,285	1,598,628,189
Total assets	2,037,019,978	1,928,487,928
Current liabilities:
Short-term debt and current portion of long—term debt	503,054,910	391,097,267
Short-term leases	8,197,327	8,106,937
Suppliers	254,834,764	281,978,041
Income taxes and duties payable	64,055,788	51,200,314
Accounts and accrued expenses payable	34,033,948	30,709,497
Derivative financial instruments	8,401,709	9,318,015
Total current liabilities	872,578,446	772,410,071
Long-term liabilities:
Long-term debt, net of current portion	1,776,848,493	1,867,630,050
Long-term leases, net of current portion	52,998,972	55,077,191
Employee benefits	1,302,069,834	1,535,168,086
Provisions for sundry creditors	96,647,328	94,625,884
Other liabilities	6,567,307	4,891,562
Deferred income taxes and duties	2,569,555	3,412,114
Total long-term liabilities	3,237,701,489	3,560,804,887
Total liabilities	4,110,279,935	4,333,214,958
Controlling interest:
Certificates of Contribution "A"	638,105,447	524,931,447
Mexican Government contributions	43,730,591	43,730,591
Legal reserve	1,002,130	1,002,130
Accumulated other comprehensive result	(9,998,279)	(251,284,990)
Accumulated deficit:
From prior years	(2,723,475,900)	(2,214,597,087)
Net loss for the period	(22,885,349)	(508,878,813)
Total controlling interest	(2,073,521,360)	(2,405,096,722)
Total non-controlling interest	261,403	369,692
Total equity (deficit)	(2,073,259,957)	(2,404,727,030)
Total liabilities and equity (deficit)	$ 2,037,019,978	$ 1,928,487,928